Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Schedule of Property and Equipment, Net Consists
Property and equipment, net consists of the following (in thousands):

	September 30, 2025	December 31, 2024
Construction-in-progress	$689	$689
Furniture	17	17
Computers and equipment	8	8

Property and equipment, gross	714	714
Less: accumulated depreciation	(25)	(25)

Property and equipment, net	$689	$689

Property and equipment, net consists of the following (in thousands):

	December 31,
	2024	2023
Construction-in-progress	$689	$689
Furniture	17	17
Computers and equipment	8	8

Property and equipment, gross	714	714
Less: Accumulated depreciation	(25)	(25)

Property and equipment, net	$689	$689

Schedule of Accrued expenses
Accrued expenses consist of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued research & development	$364	$8
Accrued professional fees	838	2
Accrued compensation	42	—
Accrued other	22	25

Total accrued expenses	$1,266	$35

Accrued expenses consist of the following (in thousands):

	December 31,
	2024	2023
Accrued other	$25	$37
Accrued research and development costs	8	859
Accrued Professional fees	2	—

Total accrued expenses	$35	$896